SHAREHOLDERS' DEFICIT - Common Stock Shares (Details)				6 Months Ended
	Jan. 11, 2021 Vote $ / shares shares	Jan. 06, 2021 shares	Dec. 16, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Sep. 20, 2021 Vote	Jul. 22, 2021 shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jul. 22, 2020 shares
Class of Stock [Line Items]
common stock subject to possible redemption, issued (in shares)	27,600,000	1,150,000
Ratio to be applied to the stock in the conversion		20		20
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000			200,000,000	200,000,000			200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1			1	1	1
Common shares, shares issued (in shares)	0			0	27,600,000
Common shares, shares outstanding (in shares)	0			0	27,600,000
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000			0	27,600,000
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000			20,000,000	20,000,000			20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Number of shares surrender	900,000		2,875,000
Common shares, shares issued (in shares)	6,900,000			6,900,000	6,900,000		8,625,000			8,625,000
Common shares, shares outstanding (in shares)		6,900,000		6,900,000	6,900,000
Shares subject to forfeiture		900,000		900,000
Class A common stock subject to possible redemption, outstanding (in shares)		6,900,000